Prepaid Expenses	9 Months Ended
Sep. 30, 2024
Prepaid Expenses [Abstract]
PREPAID EXPENSES

NOTE 3 — PREPAID EXPENSES

Prepaid expenses consist of prepayment of the premium on Directors and Officers insurance. As of September 30, 2024 and December 31, 2023, prepaid expenses totaled $103,750 and $3,840, respectively, in the accompanying consolidated balance sheets.